OTHER FINANCIAL ASSETS AND LIABILITIES - Current and Non-current Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Other current financial assets	$ 15,418	$ 6,529
Other financial assets non current	34,864	34,978
Other financial liabilities
Other current financial liabilities	81,504	59,316
Other financial liabilities	163,318	78,055
Gross amount set off in the balance sheet	4,088
Gross Amount	10,266
Grupo ASSA and Pentalog
Other financial liabilities
Gross amount set off in the balance sheet	10,067	6,071
Gross Amount	19,664	9,398
Other financial liabilities related to business combinations
Other financial liabilities
Other current financial liabilities	67,766	50,889
Other financial liabilities	99,737	69,635
Foreign exchange forward contracts
Other financial liabilities
Other current financial liabilities	311	3,575
Equity forward contract
Other financial liabilities
Other current financial liabilities	393	981
Other financial liabilities	774	2,905
Put option on minority interest of Walmeric
Other financial liabilities
Other current financial liabilities	13,006	3,871
Other financial liabilities	62,807	5,515
Others
Other financial liabilities
Other current financial liabilities	28	0
Foreign exchange forward contracts
Other financial assets
Other current financial assets	10,408	3,509
Convertible notes
Other financial assets
Other current financial assets	3,359	2,491
Other financial assets non current	5,751	4,193
Interest rate SWAP
Other financial assets
Other current financial assets	852	155
Other financial assets non current	0	3,261
Equity instruments
Other financial assets
Other current financial assets	611	371
Other financial assets non current	28,743	27,521
Equity forward contract
Other financial assets
Other current financial assets	188	0
Other financial assets non current	370	0
Others
Other financial assets
Other current financial assets	0	3
Other financial assets non current	$ 0	$ 3